Transactions with Related Parties, Alexandria Enterprises S.A. (Details) - Alexandria [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Transactions with Related Parties [Abstract]
Due to related party	$ 0	$ 0
Commercial Services [Member]
Transactions with Related Parties [Abstract]
Commission rate	1.25%
Commercial Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	$ 40,471